Personnel expenses	12 Months Ended
Dec. 31, 2018
Personnel expenses
Personnel expenses

10. Personnel expenses

EURm	2018	2017	2016
Continuing operations
Salaries and wages	6 356	6 456	6 275
Share-based payment expense(1)	62	99	130
Pension and other post-employment benefit expense, net	465	445	458
Social security costs	952	845	951
Total	7 835	7 845	7 814

(1)   Includes EUR 62 million for equity-settled awards (EUR 97 million in 2017 and EUR 119 million in 2016).

The average number of employees is 103 083 (101 731 in 2017 and 102 687 in 2016).